INCOME TAXES	81 Months Ended
Jan. 31, 2011
INCOME TAXES

NOTE 9 – INCOME TAXES

No provision for federal income taxes has been recognized for the years ended January 31, 2011 and 2010 as the Company incurred a net operating loss for income tax purposes in each year and has no carryback potential.

The Company had deferred income tax assets as of January 31, 2011 and 2010 as follows:

	2011	2010

Loss carryforwards	$805,412	$240,014
Less - Valuation allowance	(805,412)	(240,014)
Total net deferred tax assets	$-	$-

The Company had net operating loss carryforwards for income tax reporting purposes of $2,301,176 and $685,753 as of January 31, 2011 and 2010, respectively, that may be offset against future taxable income. These net operating loss carryforwards may be carried forward in varying amounts until the time when they begin to expire in 2027 through 2031. Current tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs or a change in the nature of the business.  Therefore, the amount available to offset future taxable income may be limited.